NATIONWIDE

VARIABLE

ACCOUNT-8

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-8:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
14,323 shares (cost $418,055)	$552,298
Mid Cap Value Portfolio: Class 1 (JPMMV1)
12,345 shares (cost $99,503)	125,793
Forty Portfolio: Service Shares (JACAS)
19,696 shares (cost $691,872)	690,951
Global Technology Portfolio: Service Shares (JAGTS)
41,684 shares (cost $256,230)	323,048
Overseas Portfolio: Service Shares (JAIGS)
15,380 shares (cost $580,056)	428,169
Emerging Markets Debt Portfolio - Class I (MSEM)
1,675 shares (cost $12,847)	12,481
U.S. Real Estate Portfolio - Class I (MSVRE)
31,526 shares (cost $394,278)	639,357
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
60,409 shares (cost $903,401)	930,903
Federated NVIT High Income Bond Fund - Class I (HIBF)
34,989 shares (cost $242,604)	211,682
NVIT Emerging Markets Fund - Class I (GEM)
8,663 shares (cost $98,581)	79,352
NVIT International Equity Fund - Class I (GIG)
26,651 shares (cost $255,485)	254,253
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
4,600 shares (cost $45,076)	41,633
NVIT Core Bond Fund - Class I (NVCBD1)
363 shares (cost $4,038)	3,799
NVIT Nationwide Fund - Class I (TRF)
105,303 shares (cost $1,065,873)	1,534,262
NVIT Government Bond Fund - Class I (GBF)
147,000 shares (cost $1,688,911)	1,596,415
American Century NVIT Growth Fund - Class I (CAF)
9,253 shares (cost $123,890)	187,843
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2,708 shares (cost $27,791)	34,144
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
28,448 shares (cost $292,107)	282,203
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
71,518 shares (cost $803,400)	896,835
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
12,293 shares (cost $137,441)	163,374
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
66,736 shares (cost $663,485)	739,436
NVIT Mid Cap Index Fund - Class I (MCIF)
79,682 shares (cost $1,477,755)	1,788,859
NVIT Money Market Fund - Class I (SAM)
2,225,812 shares (cost $2,225,812)	2,225,812
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,808 shares (cost $30,334)	35,443
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
32,905 shares (cost $314,489)	353,731
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
558 shares (cost $6,284)	5,609
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
24,560 shares (cost $430,549)	450,913
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
39,473 shares (cost $413,337)	520,260
NVIT Multi-Manager Small Company Fund - Class I (SCF)
45,875 shares (cost $804,351)	944,561
NVIT Large Cap Growth Fund - Class I (NVOLG1)
362,842 shares (cost $6,099,370)	7,253,212
Invesco NVIT Comstock Value Fund - Class I (EIF)
15,562 shares (cost $141,310)	238,254
NVIT Real Estate Fund - Class I (NVRE1)
6,255 shares (cost $49,412)	40,594
VP Income & Growth Fund - Class I (ACVIG)
45,379 shares (cost $287,276)	388,901
VP International Fund - Class I (ACVI)
117,348 shares (cost $980,284)	1,175,826
VP Ultra(R) Fund - Class I (ACVU1)
2,055 shares (cost $29,285)	31,794
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
8,798 shares (cost $121,328)	147,011
Appreciation Portfolio - Initial Shares (DCAP)
15,776 shares (cost $554,054)	713,543
Quality Bond Fund II - Primary Shares (FQB)
63,111 shares (cost $706,150)	692,326
VIP Equity-Income Portfolio - Service Class (FEIS)
96,557 shares (cost $1,993,456)	1,966,864
VIP Growth Portfolio - Service Class (FGS)
75,039 shares (cost $2,372,528)	4,920,276
VIP High Income Portfolio - Service Class (FHIS)
76,550 shares (cost $433,109)	376,627
VIP Overseas Portfolio - Service Class (FOS)
36,768 shares (cost $729,463)	698,598
VIP Value Strategies Portfolio - Service Class (FVSS)
35,111 shares (cost $296,441)	509,805
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)
46,844 shares (cost $527,818)	702,657
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
216,706 shares (cost $4,302,901)	3,868,206
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
61,812 shares (cost $434,135)	403,632
Guardian Portfolio - I Class Shares (AMGP)
4,010 shares (cost $71,650)	66,970
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
45,564 shares (cost $1,026,101)	1,035,674
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
30,419 shares (cost $411,283)	401,231
Socially Responsive Portfolio - I Class Shares (AMSRS)
2,055 shares (cost $41,486)	44,111
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
81,892 shares (cost $1,801,085)	2,394,535
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
19,583 shares (cost $762,503)	1,504,957
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
142 shares (cost $2,580)	2,321
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
48,175 shares (cost $603,125)	505,836
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
5,034 shares (cost $151,450)	84,969

Total Investments	$46,222,149
Accounts Receivable - Emerging Markets Debt Portfolio - Class I (MSEM)	6
Accounts Receivable - NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	18
Accounts Receivable - NVIT Core Bond Fund - Class I (NVCBD1)	4
Accounts Receivable - NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	7
Accounts Receivable - NVIT Real Estate Fund - Class I (NVRE1)	22
Accounts Receivable - VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	4
Accounts Payable	(777)

$46,221,433

Contract Owners’ Equity:
Accumulation units	46,221,433

Total Contract Owners’ Equity (note 5)	$46,221,433

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	DSRG	JPMMV1	JACAS	JAGTS	JAIGS	MSEM	MSVRE
Reinvested dividends	$538,770	6,555	1,337	8,452	2,415	2,442	680	8,500
Mortality and expense risk charges (note 2)	(717,501)	(8,661)	(1,979)	(9,734)	(4,433)	(6,808)	(179)	(8,944)

Net investment income (loss)	(178,731)	(2,106)	(642)	(1,282)	(2,018)	(4,366)	501	(444)

Realized gain (loss) on investments	1,874,140	46,097	18,254	(639)	17,079	(22,014)	(10)	5,809
Change in unrealized gain (loss) on investments	(5,463,578)	(151,975)	(32,257)	(63,910)	(43,201)	(36,241)	(808)	(580)

Net gain (loss) on investments	(3,589,438)	(105,878)	(14,003)	(64,549)	(26,122)	(58,255)	(818)	5,229

Reinvested capital gains	3,461,353	82,228	10,213	132,322	39,772	14,340	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(306,816)	(25,756)	(4,432)	66,491	11,632	(48,281)	(317)	4,785

Investment Activity:	NVAMV1	HIBF	GEM	GIG	NVNMO1	NVCBD1	TRF	GBF
Reinvested dividends	$23,891	12,093	763	1,372	337	117	19,315	29,036
Mortality and expense risk charges (note 2)	(14,153)	(3,288)	(1,485)	(3,861)	(732)	(679)	(22,873)	(28,865)

Net investment income (loss)	9,738	8,805	(722)	(2,489)	(395)	(562)	(3,558)	171

Realized gain (loss) on investments	22,808	(1,108)	(2,289)	2,338	(248)	(1,783)	15,473	(80,304)
Change in unrealized gain (loss) on investments	(216,957)	(18,723)	(14,872)	(21,407)	(3,496)	1,700	(16,680)	51,985

Net gain (loss) on investments	(194,149)	(19,831)	(17,161)	(19,069)	(3,744)	(83)	(1,207)	(28,319)

Reinvested capital gains	125,976	2,256	-	10,052	3,702	18	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(58,435)	(8,770)	(17,883)	(11,506)	(437)	(627)	(4,765)	(28,148)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	CAF	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$689	502	4,960	14,903	2,513	12,690	21,436	-
Mortality and expense risk charges (note 2)	(3,154)	(478)	(4,084)	(13,139)	(2,765)	(10,587)	(29,206)	(35,030)

Net investment income (loss)	(2,465)	24	876	1,764	(252)	2,103	(7,770)	(35,030)

Realized gain (loss) on investments	24,488	1,280	274	14,820	20,639	2,452	103,801	-
Change in unrealized gain (loss) on investments	(42,122)	(2,331)	(14,095)	(69,710)	(28,526)	(53,513)	(299,777)	-

Net gain (loss) on investments	(17,634)	(1,051)	(13,821)	(54,890)	(7,887)	(51,061)	(195,976)	-

Reinvested capital gains	27,334	-	9,725	37,898	3,531	38,294	135,870	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,235	(1,027)	(3,220)	(15,228)	(4,608)	(10,664)	(67,876)	(35,030)

Investment Activity:	NVMLG1	NVMMG1	NVMMV2	SCGF	SCVF	SCF	NVOLG1	EIF
Reinvested dividends	$169	-	71	-	3,863	3,767	47,746	4,049
Mortality and expense risk charges (note 2)	(514)	(5,849)	(97)	(7,063)	(8,258)	(14,759)	(109,546)	(3,727)

Net investment income (loss)	(345)	(5,849)	(26)	(7,063)	(4,395)	(10,992)	(61,800)	322

Realized gain (loss) on investments	927	44,914	382	36,556	37,947	3,676	390,130	9,778
Change in unrealized gain (loss) on investments	(2,754)	(93,520)	(1,247)	(91,256)	(132,343)	(117,321)	(1,199,144)	(29,488)

Net gain (loss) on investments	(1,827)	(48,606)	(865)	(54,700)	(94,396)	(113,645)	(809,014)	(19,710)

Reinvested capital gains	2,976	54,345	661	61,834	57,435	100,516	1,157,419	-

Net increase (decrease) in contract owners’ equity resulting from operations	$804	(110)	(230)	71	(41,356)	(24,121)	286,605	(19,388)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVRE1	ACVIG	ACVI	ACVU1	DVSCS	DCAP	FQB	FEIS
Reinvested dividends	$1,151	9,174	4,483	133	1,361	13,258	27,341	67,153
Mortality and expense risk charges (note 2)	(596)	(6,324)	(17,187)	(628)	(2,375)	(11,106)	(10,209)	(32,285)

Net investment income (loss)	555	2,850	(12,704)	(495)	(1,014)	2,152	17,132	34,868

Realized gain (loss) on investments	5	30,782	79,971	1,634	23,123	19,782	3,884	(80,529)
Change in unrealized gain (loss) on investments	(9,815)	(105,473)	(80,778)	(8,577)	(39,140)	(90,049)	(32,320)	(297,041)

Net gain (loss) on investments	(9,810)	(74,691)	(807)	(6,943)	(16,017)	(70,267)	(28,436)	(377,570)

Reinvested capital gains	6,297	39,370	-	2,866	12,133	37,776	-	225,813

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,958)	(32,471)	(13,511)	(4,572)	(4,898)	(30,339)	(11,304)	(116,889)

Investment Activity:	FGS	FHIS	FOS	FVSS	LPVCII	SBVI	SBVHY	AMGP
Reinvested dividends	$8,202	26,536	9,430	5,662	13,404	59,336	26,675	507
Mortality and expense risk charges (note 2)	(74,970)	(6,186)	(9,913)	(7,626)	(10,649)	(59,808)	(6,178)	(983)

Net investment income (loss)	(66,768)	20,350	(483)	(1,964)	2,755	(472)	20,497	(476)

Realized gain (loss) on investments	479,325	(3,852)	3,569	4,124	19,409	124,009	5,111	943
Change in unrealized gain (loss) on investments	(281,154)	(35,217)	(1,559)	(26,096)	(66,122)	(457,443)	(56,933)	(22,792)

Net gain (loss) on investments	198,171	(39,069)	2,010	(21,972)	(46,713)	(333,434)	(51,822)	(21,849)

Reinvested capital gains	169,674	-	742	421	-	162,638	-	17,697

Net increase (decrease) in contract owners’ equity resulting from operations	$301,077	(18,719)	2,269	(23,515)	(43,958)	(171,268)	(31,325)	(4,628)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	AMCG	AMTP	AMSRS	OVGI	OVAG	VWHAS	VWEM	VWHA
Reinvested dividends	$-	3,383	269	22,767	-	17	3,130	36
Mortality and expense risk charges (note 2)	(16,494)	(7,721)	(662)	(34,940)	(22,917)	(579)	(8,180)	(1,651)

Net investment income (loss)	(16,494)	(4,338)	(393)	(12,173)	(22,917)	(562)	(5,050)	(1,615)

Realized gain (loss) on investments	83,427	70,219	823	111,573	116,960	(7,922)	(3,103)	(795)
Change in unrealized gain (loss) on investments	(151,750)	(165,624)	(5,556)	(423,788)	(152,733)	(3,550)	(113,067)	(42,070)

Net gain (loss) on investments	(68,323)	(95,405)	(4,733)	(312,215)	(35,773)	(11,472)	(116,170)	(42,865)

Reinvested capital gains	91,511	34,183	4,250	371,752	144,626	-	30,887	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,694	(65,560)	(876)	47,364	85,936	(12,034)	(90,333)	(44,480)

Investment Activity:	FOSR	ACVI3
Reinvested dividends	$-	699
Mortality and expense risk charges (note 2)	(808)	(1,596)

Net investment income (loss)	(808)	(897)

Realized gain (loss) on investments	42,092	38,049
Change in unrealized gain (loss) on investments	(26,074)	(24,288)

Net gain (loss) on investments	16,018	13,761

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,210	12,864

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		DSRG		JPMMV1		JACAS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(178,731)	543,891	(2,106)	(2,289)	(642)	(962)	(1,282)	(8,750)
Realized gain (loss) on investments	1,874,140	(257,527)	46,097	36,315	18,254	7,015	(639)	18,488
Change in unrealized gain (loss) on investments	(5,463,578)	(2,123,134)	(151,975)	(4,479)	(32,257)	5,441	(63,910)	(160,513)
Reinvested capital gains	3,461,353	4,755,333	82,228	49,381	10,213	7,997	132,322	193,163

Net increase (decrease) in contract owners’ equity resulting from operations	(306,816)	2,918,563	(25,756)	78,928	(4,432)	19,491	66,491	42,388

Equity transactions:
Purchase payments received from contract owners (note 3)	273,683	787,583	1,305	1,425	-	-	94	95
Transfers between funds	-	-	(18,050)	(4,677)	-	(772)	(600)	(19,289)
Redemptions (note 3)	(7,525,276)	(6,320,448)	(99,800)	(79,374)	(30,977)	(9,267)	(25,359)	(51,030)
Contract maintenance charges (note 2)	(9,335)	(10,812)	(99)	(118)	(6)	(7)	(140)	(167)
Contingent deferred sales charges (note 2)	(308)	(145)	-	-	-	-	-	-
Adjustments to maintain reserves	(306)	(726)	(16)	(6)	21	(34)	(22)	(20)

Net equity transactions	(7,261,542)	(5,544,548)	(116,660)	(82,750)	(30,962)	(10,080)	(26,027)	(70,411)

Net change in contract owners’ equity	(7,568,358)	(2,625,985)	(142,416)	(3,822)	(35,394)	9,411	40,464	(28,023)
Contract owners’ equity beginning of period	53,789,791	56,415,776	694,697	698,519	161,185	151,774	650,459	678,482

Contract owners’ equity end of period	$46,221,433	53,789,791	552,281	694,697	125,791	161,185	690,923	650,459

CHANGES IN UNITS:
Beginning units	3,023,040	3,446,006	51,642	58,088	6,378	6,815	42,893	47,819
Units purchased	176,649	358,164	99	109	-	-	6	21
Units redeemed	(576,823)	(781,130)	(8,729)	(6,555)	(1,193)	(437)	(1,614)	(4,947)

Ending units	2,622,866	3,023,040	43,012	51,642	5,185	6,378	41,285	42,893

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JAGTS		JAIGS		MSEM		MSVRE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,018)	(4,209)	(4,366)	27,748	501	536	(444)	156
Realized gain (loss) on investments	17,079	13,302	(22,014)	(18,740)	(10)	3	5,809	11,049
Change in unrealized gain (loss) on investments	(43,201)	(4,901)	(36,241)	(135,861)	(808)	(447)	(580)	131,014
Reinvested capital gains	39,772	18,654	14,340	45,019	-	99	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,632	22,846	(48,281)	(81,834)	(317)	191	4,785	142,219

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	12,222	-	-	-	-	1,588
Transfers between funds	21,967	(5,715)	(3,315)	(20,210)	-	-	-	8,262
Redemptions (note 3)	(15,633)	(15,076)	(45,409)	(126,980)	-	-	(6,030)	(26,664)
Contract maintenance charges (note 2)	(51)	(59)	(87)	(139)	(12)	(12)	(118)	(172)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(10)	(5)	(21)	(8)	8	(23)	14	(35)

Net equity transactions	6,273	(20,855)	(36,610)	(147,337)	(4)	(35)	(6,134)	(17,021)

Net change in contract owners’ equity	17,905	1,991	(84,891)	(229,171)	(321)	156	(1,349)	125,198
Contract owners’ equity beginning of period	305,129	303,138	513,040	742,211	12,796	12,640	640,690	515,492

Contract owners’ equity end of period	$323,034	305,129	428,149	513,040	12,475	12,796	639,341	640,690

CHANGES IN UNITS:
Beginning units	39,700	42,524	42,211	52,926	388	389	13,666	14,064
Units purchased	4,687	-	1,146	-	-	-	-	221
Units redeemed	(3,653)	(2,824)	(4,179)	(10,715)	-	(1)	(129)	(619)

Ending units	40,734	39,700	39,178	42,211	388	388	13,537	13,666

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVAMV1		HIBF		GEM		GIG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$9,738	5,608	8,805	11,098	(722)	(148)	(2,489)	5,557
Realized gain (loss) on investments	22,808	57,495	(1,108)	21,684	(2,289)	64	2,338	1,106
Change in unrealized gain (loss) on investments	(216,957)	(59,484)	(18,723)	(32,917)	(14,872)	(4,357)	(21,407)	(13,154)
Reinvested capital gains	125,976	117,552	2,256	-	-	-	10,052	-

Net increase (decrease) in contract owners’ equity resulting from operations	(58,435)	121,171	(8,770)	(135)	(17,883)	(4,441)	(11,506)	(6,491)

Equity transactions:
Purchase payments received from contract owners (note 3)	870	494	-	-	157	105	157	105
Transfers between funds	(16,628)	(28,822)	-	(16,133)	-	127,659	-	91,434
Redemptions (note 3)	(80,164)	(139,770)	(16,899)	(10,065)	(25,958)	(231)	(12,654)	(2,811)
Contract maintenance charges (note 2)	(251)	(255)	(44)	(51)	(26)	(31)	(34)	(15)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	17	(38)	(19)	5	(12)	2	4	(14)

Net equity transactions	(96,156)	(168,391)	(16,962)	(26,244)	(25,839)	127,504	(12,527)	88,699

Net change in contract owners’ equity	(154,591)	(47,220)	(25,732)	(26,379)	(43,722)	123,063	(24,033)	82,208
Contract owners’ equity beginning of period	1,085,487	1,132,707	237,400	263,779	123,063	-	278,275	196,067

Contract owners’ equity end of period	$930,896	1,085,487	211,668	237,400	79,341	123,063	254,242	278,275

CHANGES IN UNITS:
Beginning units	47,904	55,754	11,870	13,336	5,875	-	20,536	14,202
Units purchased	41	142	-	12,625	8	5,887	11	6,537
Units redeemed	(4,420)	(7,992)	(849)	(14,091)	(1,310)	(12)	(919)	(203)

Ending units	43,525	47,904	11,021	11,870	4,573	5,875	19,628	20,536

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVNMO1		NVCBD1		TRF		GBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(395)	143	(562)	1,948	(3,558)	(4,488)	171	13,784
Realized gain (loss) on investments	(248)	126	(1,783)	94	15,473	19,675	(80,304)	(24,801)
Change in unrealized gain (loss) on investments	(3,496)	(975)	1,700	(1,880)	(16,680)	155,364	51,985	81,287
Reinvested capital gains	3,702	2,932	18	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(437)	2,226	(627)	162	(4,765)	170,551	(28,148)	70,270

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	1,417	5,507	21,980	79,574
Transfers between funds	-	42,257	(73,622)	77,969	(13,158)	(629)	(244,417)	125,707
Redemptions (note 3)	(20,315)	(433)	(2,893)	-	(144,305)	(156,466)	(506,960)	(290,210)
Contract maintenance charges (note 2)	-	-	-	-	(321)	(411)	(614)	(670)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(23)	-	-
Adjustments to maintain reserves	1	(7)	(4)	(3)	(4)	(3)	(13)	(20)

Net equity transactions	(20,314)	41,817	(76,519)	77,966	(156,371)	(152,025)	(730,024)	(85,619)

Net change in contract owners’ equity	(20,751)	44,043	(77,146)	78,128	(161,136)	18,526	(758,172)	(15,349)
Contract owners’ equity beginning of period	62,375	18,332	80,941	2,813	1,695,390	1,676,864	2,354,565	2,369,914

Contract owners’ equity end of period	$41,624	62,375	3,795	80,941	1,534,254	1,695,390	1,596,393	2,354,565

CHANGES IN UNITS:
Beginning units	2,742	847	6,555	236	104,160	113,917	141,230	146,589
Units purchased	-	1,915	314	8,558	87	358	2,222	17,715
Units redeemed	(866)	(20)	(6,555)	(2,239)	(9,531)	(10,115)	(46,226)	(23,074)

Ending units	1,876	2,742	314	6,555	94,716	104,160	97,226	141,230

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	CAF		GVIDA		GVIDC		GVIDM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,465)	(2,246)	24	81	876	1,253	1,764	2,622
Realized gain (loss) on investments	24,488	3,775	1,280	1,231	274	273	14,820	38,362
Change in unrealized gain (loss) on investments	(42,122)	18,762	(2,331)	(96)	(14,095)	(3,494)	(69,710)	(4,928)
Reinvested capital gains	27,334	-	-	-	9,725	9,066	37,898	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,235	20,291	(1,027)	1,216	(3,220)	7,098	(15,228)	36,056

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,163	265	405	1,295	214	140	7,042
Transfers between funds	-	820	4,213	(2,381)	-	-	-	40,618
Redemptions (note 3)	(46,725)	(4,650)	(2,362)	-	(11,905)	(3,443)	(53,649)	(143,936)
Contract maintenance charges (note 2)	(25)	(23)	(48)	(47)	(40)	(63)	(304)	(370)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(13)	(13)	(20)	11	-	(3)	(22)	(17)

Net equity transactions	(46,763)	(2,703)	2,048	(2,012)	(10,650)	(3,295)	(53,835)	(96,663)

Net change in contract owners’ equity	(39,528)	17,588	1,021	(796)	(13,870)	3,803	(69,063)	(60,607)
Contract owners’ equity beginning of period	227,348	209,760	33,105	33,901	296,065	292,262	965,865	1,026,472

Contract owners’ equity end of period	$187,820	227,348	34,126	33,105	282,195	296,065	896,802	965,865

CHANGES IN UNITS:
Beginning units	23,067	23,362	1,732	1,837	21,161	21,398	56,420	62,184
Units purchased	-	209	253	22	93	16	8	2,835
Units redeemed	(4,602)	(504)	(155)	(127)	(852)	(253)	(3,119)	(8,599)

Ending units	18,465	23,067	1,830	1,732	20,402	21,161	53,309	56,420

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDMA		GVDMC		MCIF		SAM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(252)	(687)	2,103	2,699	(7,770)	(8,156)	(35,030)	(39,286)
Realized gain (loss) on investments	20,639	117,898	2,452	3,718	103,801	69,314	-	-
Change in unrealized gain (loss) on investments	(28,526)	(106,822)	(53,513)	3,544	(299,777)	(9,240)	-	-
Reinvested capital gains	3,531	-	38,294	13,899	135,870	113,857	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,608)	10,389	(10,664)	23,860	(67,876)	165,775	(35,030)	(39,286)

Equity transactions:
Purchase payments received from contract owners (note 3)	499	198	40,000	-	55	(3,479)	11,512	298,047
Transfers between funds	(7,111)	-	7,111	-	(28,460)	(21,464)	1,070,133	410,491
Redemptions (note 3)	(55,361)	(380,736)	(24,920)	(40,404)	(305,478)	(176,835)	(1,367,011)	(1,027,627)
Contract maintenance charges (note 2)	(156)	(192)	(39)	(34)	(268)	(265)	(669)	(832)
Contingent deferred sales charges (note 2)	(283)	-	-	-	-	(6)	-	-
Adjustments to maintain reserves	6	(13)	(15)	(7)	17	(55)	(16)	(17)

Net equity transactions	(62,406)	(380,743)	22,137	(40,445)	(334,134)	(202,104)	(286,051)	(319,938)

Net change in contract owners’ equity	(67,014)	(370,354)	11,473	(16,585)	(402,010)	(36,329)	(321,081)	(359,224)
Contract owners’ equity beginning of period	230,376	600,730	727,942	744,527	2,190,892	2,227,221	2,546,871	2,906,095

Contract owners’ equity end of period	$163,362	230,376	739,415	727,942	1,788,882	2,190,892	2,225,790	2,546,871

CHANGES IN UNITS:
Beginning units	12,504	33,740	46,001	48,589	63,773	69,962	240,806	270,923
Units purchased	27	12	2,967	-	2	835	112,756	101,113
Units redeemed	(3,473)	(21,248)	(1,563)	(2,588)	(9,585)	(7,024)	(140,126)	(131,230)

Ending units	9,058	12,504	47,405	46,001	54,190	63,773	213,436	240,806

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMIG1		NVMLG1		NVMMG1		NVMMV2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	8	(345)	(315)	(5,849)	(6,345)	(26)	5
Realized gain (loss) on investments	-	(457)	927	253	44,914	27,738	382	63
Change in unrealized gain (loss) on investments	-	-	(2,754)	577	(93,520)	(67,571)	(1,247)	(796)
Reinvested capital gains	-	242	2,976	2,553	54,345	55,533	661	1,738

Net increase (decrease) in contract owners’ equity resulting from operations	-	(207)	804	3,068	(110)	9,355	(230)	1,010

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	781	-	-
Transfers between funds	-	4,593	-	-	(8,830)	(3,140)	-	1,254
Redemptions (note 3)	-	(4,387)	(2,717)	(477)	(75,977)	(50,844)	(2,618)	(191)
Contract maintenance charges (note 2)	-	-	-	(8)	(54)	(69)	(6)	(5)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	1	9	(14)	(9)	1	18	(24)

Net equity transactions	-	207	(2,708)	(499)	(84,870)	(53,271)	(2,606)	1,034

Net change in contract owners’ equity	-	-	(1,904)	2,569	(84,980)	(43,916)	(2,836)	2,044
Contract owners’ equity beginning of period	-	-	37,354	34,785	438,697	482,613	8,438	6,394

Contract owners’ equity end of period	$-	-	35,450	37,354	353,717	438,697	5,602	8,438

CHANGES IN UNITS:
Beginning units	-	-	1,642	1,665	18,977	21,415	327	285
Units purchased	-	459	-	-	-	37	-	50
Units redeemed	-	(459)	(115)	(23)	(3,430)	(2,475)	(101)	(8)

Ending units	-	-	1,527	1,642	15,547	18,977	226	327

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCGF		SCVF		SCF		NVOLG1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(7,063)	(7,445)	(4,395)	(5,801)	(10,992)	(15,322)	(61,800)	(55,425)
Realized gain (loss) on investments	36,556	21,056	37,947	6,204	3,676	5,922	390,130	291,606
Change in unrealized gain (loss) on investments	(91,256)	(81,177)	(132,343)	(27,633)	(117,321)	(188,508)	(1,199,144)	(514,303)
Reinvested capital gains	61,834	74,719	57,435	62,331	100,516	189,585	1,157,419	844,024

Net increase (decrease) in contract owners’ equity resulting from operations	71	7,153	(41,356)	35,101	(24,121)	(8,323)	286,605	565,902

Equity transactions:
Purchase payments received from contract owners (note 3)	573	1,530	105	942	639	(1,691)	39,655	68,483
Transfers between funds	613	(3,236)	(3,414)	-	(7,902)	(12,163)	(149,901)	(15,148)
Redemptions (note 3)	(89,134)	(33,459)	(110,348)	(22,075)	(186,898)	(118,057)	(995,469)	(745,969)
Contract maintenance charges (note 2)	(27)	(29)	(132)	(126)	(166)	(187)	(1,272)	(1,420)
Contingent deferred sales charges (note 2)	-	(5)	-	-	-	-	(13)	(24)
Adjustments to maintain reserves	(9)	(2)	30	(45)	(22)	(7)	(16)	(8)

Net equity transactions	(87,984)	(35,201)	(113,759)	(21,304)	(194,349)	(132,105)	(1,107,016)	(694,086)

Net change in contract owners’ equity	(87,913)	(28,048)	(155,115)	13,797	(218,470)	(140,428)	(820,411)	(128,184)
Contract owners’ equity beginning of period	538,819	566,867	675,369	661,572	1,163,005	1,303,433	8,073,622	8,201,806

Contract owners’ equity end of period	$450,906	538,819	520,254	675,369	944,535	1,163,005	7,253,211	8,073,622

CHANGES IN UNITS:
Beginning units	30,320	32,337	18,736	19,366	37,190	41,432	356,626	388,648
Units purchased	147	172	3	29	24	480	1,740	6,728
Units redeemed	(4,927)	(2,189)	(3,165)	(659)	(6,072)	(4,722)	(49,174)	(38,750)

Ending units	25,540	30,320	15,574	18,736	31,142	37,190	309,192	356,626

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	EIF		NVRE1		ACVIG		ACVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$322	993	555	669	2,850	3,350	(12,704)	4,033
Realized gain (loss) on investments	9,778	2,289	5	179	30,782	47,532	79,971	32,953
Change in unrealized gain (loss) on investments	(29,488)	17,708	(9,815)	(992)	(105,473)	6,926	(80,778)	(131,422)
Reinvested capital gains	-	-	6,297	7,479	39,370	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,388)	20,990	(2,958)	7,335	(32,471)	57,808	(13,511)	(94,436)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	148	-	-	399	14,898	229	(334)
Transfers between funds	-	1,985	-	10,986	(35,128)	(74,245)	185,526	(11,085)
Redemptions (note 3)	(35,521)	(11,194)	(541)	(438)	(70,091)	(81,019)	(219,121)	(110,620)
Contract maintenance charges (note 2)	(3)	(33)	(3)	-	(107)	(134)	(131)	(155)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(10)	(6)	(17)	9	(6)	(28)	(23)	(22)

Net equity transactions	(35,534)	(9,100)	(561)	10,557	(104,933)	(140,528)	(33,520)	(122,216)

Net change in contract owners’ equity	(54,922)	11,890	(3,519)	17,892	(137,404)	(82,720)	(47,031)	(216,652)
Contract owners’ equity beginning of period	293,159	281,269	44,091	26,199	526,283	609,003	1,222,843	1,439,495

Contract owners’ equity end of period	$238,237	293,159	40,572	44,091	388,879	526,283	1,175,812	1,222,843

CHANGES IN UNITS:
Beginning units	18,447	19,051	1,511	1,142	30,433	39,065	89,250	97,887
Units purchased	-	147	-	385	24	1,072	13,471	-
Units redeemed	(2,221)	(751)	(20)	(16)	(6,292)	(9,704)	(16,339)	(8,637)

Ending units	16,226	18,447	1,491	1,511	24,165	30,433	86,382	89,250

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVU1		DVSCS		DCAP		FQB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(495)	(293)	(1,014)	(1,526)	2,152	3,630	17,132	18,506
Realized gain (loss) on investments	1,634	3,701	23,123	12,916	19,782	13,012	3,884	32,118
Change in unrealized gain (loss) on investments	(8,577)	(1,123)	(39,140)	(15,855)	(90,049)	13,858	(32,320)	(31,537)
Reinvested capital gains	2,866	-	12,133	10,682	37,776	21,897	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,572)	2,285	(4,898)	6,217	(30,339)	52,397	(11,304)	19,087

Equity transactions:
Purchase payments received from contract owners (note 3)	1,375	1,375	157	1,939	905	2,083	2,587	2,643
Transfers between funds	5,966	-	-	-	(4,788)	(8,285)	2,188	(25,010)
Redemptions (note 3)	-	(8,820)	(40,055)	(17,921)	(86,895)	(46,667)	(53,368)	(49,065)
Contract maintenance charges (note 2)	(3)	(2)	(41)	(33)	(109)	(142)	(193)	(254)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(10)
Adjustments to maintain reserves	(10)	(2)	24	(5)	(13)	(29)	2	(18)

Net equity transactions	7,328	(7,449)	(39,915)	(16,020)	(90,900)	(53,040)	(48,784)	(71,714)

Net change in contract owners’ equity	2,756	(5,164)	(44,813)	(9,803)	(121,239)	(643)	(60,088)	(52,627)
Contract owners’ equity beginning of period	29,031	34,195	191,836	201,639	834,745	835,388	752,399	805,026

Contract owners’ equity end of period	$31,787	29,031	147,023	191,836	713,506	834,745	692,311	752,399

CHANGES IN UNITS:
Beginning units	1,647	2,104	7,802	8,500	48,092	51,292	41,641	45,617
Units purchased	8,807	82	7	83	75	140	267	5,895
Units redeemed	(8,733)	(539)	(1,601)	(781)	(5,418)	(3,340)	(2,954)	(9,871)

Ending units	1,721	1,647	6,208	7,802	42,749	48,092	38,954	41,641

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FEIS		FGS		FHIS		FOS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$34,868	32,860	(66,768)	(73,423)	20,350	20,144	(483)	(1,094)
Realized gain (loss) on investments	(80,529)	(20,248)	479,325	228,715	(3,852)	13,410	3,569	16,966
Change in unrealized gain (loss) on investments	(297,041)	127,616	(281,154)	356,245	(35,217)	(33,481)	(1,559)	(77,023)
Reinvested capital gains	225,813	35,276	169,674	-	-	-	742	159

Net increase (decrease) in contract owners’ equity resulting from operations	(116,889)	175,504	301,077	511,537	(18,719)	73	2,269	(60,992)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,927	24,294	25,882	44,863	955	613	-	-
Transfers between funds	(1,398)	(7,557)	(66,530)	(16,623)	4,736	(28,706)	168,070	-
Redemptions (note 3)	(452,206)	(231,434)	(855,453)	(517,028)	(91,759)	(50,258)	(47,485)	(44,157)
Contract maintenance charges (note 2)	(446)	(526)	(801)	(841)	(125)	(170)	(57)	(34)
Contingent deferred sales charges (note 2)	-	-	(12)	(33)	-	-	-	-
Adjustments to maintain reserves	(20)	(18)	(21)	(3)	(7)	(1)	(2)	(8)

Net equity transactions	(447,143)	(215,241)	(896,935)	(489,665)	(86,200)	(78,522)	120,526	(44,199)

Net change in contract owners’ equity	(564,032)	(39,737)	(595,858)	21,872	(104,919)	(78,449)	122,795	(105,191)
Contract owners’ equity beginning of period	2,530,863	2,570,600	5,516,120	5,494,248	481,537	559,986	575,784	680,975

Contract owners’ equity end of period	$1,966,831	2,530,863	4,920,262	5,516,120	376,618	481,537	698,579	575,784

CHANGES IN UNITS:
Beginning units	134,468	146,331	380,811	415,841	32,072	37,170	44,219	47,357
Units purchased	403	2,377	1,810	4,241	370	6,856	12,620	-
Units redeemed	(24,359)	(14,240)	(60,813)	(39,271)	(6,010)	(11,954)	(4,264)	(3,138)

Ending units	110,512	134,468	321,808	380,811	26,432	32,072	52,575	44,219

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FVSS		LPVCII		SBVI		SBVHY
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,964)	(2,646)	2,755	5,845	(472)	56,463	20,497	27,147
Realized gain (loss) on investments	4,124	17,708	19,409	17,728	124,009	116,972	5,111	(8,907)
Change in unrealized gain (loss) on investments	(26,096)	12,428	(66,122)	65,845	(457,443)	(342,337)	(56,933)	(29,143)
Reinvested capital gains	421	-	-	-	162,638	289,245	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(23,515)	27,490	(43,958)	89,418	(171,268)	120,343	(31,325)	(10,903)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	32,207	1,444	46,434	57,984	791	878
Transfers between funds	-	(22,129)	(2,882)	(17,806)	(68,763)	3,178,170	977	(24,938)
Redemptions (note 3)	(217)	(2,709)	(87,260)	(79,300)	(546,253)	(303,100)	(22,835)	(61,647)
Contract maintenance charges (note 2)	(7)	(25)	(327)	(391)	(734)	(244)	(145)	(188)
Contingent deferred sales charges (note 2)	-	(11)	-	-	-	-	-	-
Adjustments to maintain reserves	(14)	(8)	(9)	(16)	(2)	(16)	(2)	(15)

Net equity transactions	(238)	(24,882)	(58,271)	(96,069)	(569,318)	2,932,794	(21,214)	(85,910)

Net change in contract owners’ equity	(23,753)	2,608	(102,229)	(6,651)	(740,586)	3,053,137	(52,539)	(96,813)
Contract owners’ equity beginning of period	533,540	530,932	804,867	811,518	4,608,794	1,555,657	456,157	552,970

Contract owners’ equity end of period	$509,787	533,540	702,638	804,867	3,868,208	4,608,794	403,618	456,157

CHANGES IN UNITS:
Beginning units	23,952	25,074	56,097	63,360	209,707	77,944	19,527	23,071
Units purchased	-	30	2,969	124	2,216	147,161	76	48
Units redeemed	(10)	(1,152)	(7,166)	(7,387)	(28,136)	(15,398)	(993)	(3,592)

Ending units	23,942	23,952	51,900	56,097	183,787	209,707	18,610	19,527

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMGP		AMCG		AMTP		AMSRS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(476)	(679)	(16,494)	(16,807)	(4,338)	(5,584)	(393)	(480)
Realized gain (loss) on investments	943	323	83,427	91,588	70,219	142,871	823	1,894
Change in unrealized gain (loss) on investments	(22,792)	(5,917)	(151,750)	(485,976)	(165,624)	(78,049)	(5,556)	2,624
Reinvested capital gains	17,697	11,585	91,511	478,878	34,183	-	4,250	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,628)	5,312	6,694	67,683	(65,560)	59,238	(876)	4,038

Equity transactions:
Purchase payments received from contract owners (note 3)	175	-	15,831	37,029	-	-	-	-
Transfers between funds	-	-	(13,401)	(4,622)	(186,536)	(169,309)	-	-
Redemptions (note 3)	(4,631)	(110)	(174,451)	(123,732)	(5,856)	(3,166)	(2,727)	(2,596)
Contract maintenance charges (note 2)	(26)	(42)	(144)	(150)	(8)	(5)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	4	3	(18)	9	(11)	(7)	7	(12)

Net equity transactions	(4,478)	(149)	(172,183)	(91,466)	(192,411)	(172,487)	(2,720)	(2,608)

Net change in contract owners’ equity	(9,106)	5,163	(165,489)	(23,783)	(257,971)	(113,249)	(3,596)	1,430
Contract owners’ equity beginning of period	76,071	70,908	1,201,138	1,224,921	659,189	772,438	47,706	46,276

Contract owners’ equity end of period	$66,965	76,071	1,035,649	1,201,138	401,218	659,189	44,110	47,706

CHANGES IN UNITS:
Beginning units	3,420	3,428	54,994	59,491	33,778	42,872	2,332	2,462
Units purchased	1	-	686	1,737	-	5,777	-	-
Units redeemed	(208)	(8)	(8,195)	(6,234)	(10,136)	(14,871)	(135)	(130)

Ending units	3,213	3,420	47,485	54,994	23,642	33,778	2,197	2,332

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVGI		OVAG		VWHAS		VWEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(12,173)	(15,167)	(22,917)	(22,880)	(562)	(94)	(5,050)	(5,911)
Realized gain (loss) on investments	111,573	162,174	116,960	102,691	(7,922)	-	(3,103)	(10,345)
Change in unrealized gain (loss) on investments	(423,788)	25,961	(152,733)	(10,733)	(3,550)	3,029	(113,067)	(71,617)
Reinvested capital gains	371,752	51,110	144,626	-	-	-	30,887	74,704

Net increase (decrease) in contract owners’ equity resulting from operations	47,364	224,078	85,936	69,078	(12,034)	2,935	(90,333)	(13,169)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,607	8,561	1,269	4,060	-	-	-	37,842
Transfers between funds	(87,571)	(23,610)	(14,568)	(21,142)	(45,042)	52,007	3,665	(4,995)
Redemptions (note 3)	(161,125)	(308,778)	(184,086)	(164,987)	-	-	(6,710)	(71,264)
Contract maintenance charges (note 2)	(588)	(584)	(236)	(270)	-	-	(60)	(78)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(33)	10	(32)	(9)	-	(2)	4	(19)

Net equity transactions	(245,710)	(324,401)	(197,653)	(182,348)	(45,042)	52,005	(3,101)	(38,514)

Net change in contract owners’ equity	(198,346)	(100,323)	(111,717)	(113,270)	(57,076)	54,940	(93,434)	(51,683)
Contract owners’ equity beginning of period	2,592,853	2,693,176	1,616,658	1,729,928	59,393	4,453	599,259	650,942

Contract owners’ equity end of period	$2,394,507	2,592,853	1,504,941	1,616,658	2,317	59,393	505,825	599,259

CHANGES IN UNITS:
Beginning units	156,785	177,762	115,796	129,242	7,129	425	16,984	18,115
Units purchased	216	587	85	321	5,539	6,704	129	1,236
Units redeemed	(14,882)	(21,564)	(13,330)	(13,767)	(12,243)	-	(208)	(2,367)

Ending units	142,119	156,785	102,551	115,796	425	7,129	16,905	16,984

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VWHA		GIG3		FOSR		ACVI3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,615)	(2,284)	-	1,487	(808)	207	(897)	541
Realized gain (loss) on investments	(795)	3,716	-	29,517	42,092	(217)	38,049	104
Change in unrealized gain (loss) on investments	(42,070)	(35,196)	-	(31,631)	(26,074)	(15,423)	(24,288)	(14,588)
Reinvested capital gains	-	-	-	-	-	38	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(44,480)	(33,764)	-	(627)	15,210	(15,395)	12,864	(13,943)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	52	905	38,667	108	4,062
Transfers between funds	-	-	-	(213,357)	(179,377)	(4,984)	(193,773)	(1,570)
Redemptions (note 3)	(1,742)	(100,305)	-	(623)	(7,639)	(4,034)	(3,321)	(12,264)
Contract maintenance charges (note 2)	(5)	(6)	-	(19)	(2)	(50)	(25)	(31)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(8)	-	-
Adjustments to maintain reserves	22	(50)	-	2	(4)	2	3	(27)

Net equity transactions	(1,725)	(100,361)	-	(213,945)	(186,117)	29,593	(197,008)	(9,830)

Net change in contract owners’ equity	(46,205)	(134,125)	-	(214,572)	(170,907)	14,198	(184,144)	(23,773)
Contract owners’ equity beginning of period	131,164	265,289	-	214,572	170,907	156,709	184,144	207,917

Contract owners’ equity end of period	$84,959	131,164	-	-	-	170,907	-	184,144

CHANGES IN UNITS:
Beginning units	3,877	6,253	-	9,734	10,233	8,495	11,004	11,575
Units purchased	-	-	-	3	55	2,317	182	365
Units redeemed	(51)	(2,376)	-	(9,737)	(10,288)	(579)	(11,186)	(936)

Ending units	3,826	3,877	-	-	-	10,233	-	11,004

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GEM3		NVMIG3		SBTRP
	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	(71)	-	32	-	605,551
Realized gain (loss) on investments	-	(2,954)	-	1,289	-	(2,037,053)
Change in unrealized gain (loss) on investments	-	(5,522)	-	(1,293)	-	(308,969)
Reinvested capital gains	-	-	-	-	-	1,971,936

Net increase (decrease) in contract owners’ equity resulting from operations	-	(8,547)	-	28	-	231,465

Equity transactions:
Purchase payments received from contract owners (note 3)	-	52	-	-	-	41,902
Transfers between funds	-	(127,659)	-	(4,593)	-	(3,208,208)
Redemptions (note 3)	-	(60,387)	-	-	-	(191,358)
Contract maintenance charges (note 2)	-	(5)	-	-	-	(623)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(25)
Adjustments to maintain reserves	-	(3)	-	6	-	(22)

Net equity transactions	-	(188,002)	-	(4,587)	-	(3,358,334)

Net change in contract owners’ equity	-	(196,549)	-	(4,559)	-	(3,126,869)
Contract owners’ equity beginning of period	-	196,549	-	4,559	-	3,126,869

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	7,915	-	247	-	262,535
Units purchased	-	2	-	-	-	3,389
Units redeemed	-	(7,917)	-	(247)	-	(265,924)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

DREYFUS CORPORATION

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Initial Class (MEGS)*

Total Return Series - Initial Class (MTRS)*

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class  I (MSVMG)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)*

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

High Income Bond Fund II - Primary Shares (FHIB)*

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)*

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

VIP High Income Portfolio - Service Class (FHIS)

VIP Overseas Portfolio - Initial Class (FOP)*

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS December 31, 2015

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

*	At December 31, 2015, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 8 Options	America’s Vision	America’s Vision Plus
Variable Account Charges - Recurring	1.40%	1.40%
Beneficiary Protector Option	-	0.40%
Upon annuitant death, in addition to any death benefit pyable, an additional amount will be credited

Maximum Variable Account Charges*	1.40%	1.80%
*	When maximum options are elected.

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS December 31, 2015

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2015.

	Total	DSRG	JPMMV1	JACAS	JAGTS	JAIGS	MSEM	MSVRE

1.40%	$716,214	$8,661	$1,979	$9,520	$4,433	$6,808	$179	$8,944
1.80%	1,287	-	-	214	-	-	-	-

Totals	$717,501	$8,661	$1,979	$9,734	$4,433	$6,808	$179	$8,944

	NVAMV1	HIBF	GEM	GIG	NVNMO1	NVCBD1	TRF	GBF

1.40%	$14,075	$3,288	$1,485	$3,861	$732	$679	$22,733	$28,825
1.80%	78	-	-	-	-	-	140	40

	$14,153	$3,288	$1,485	$3,861	$732	$679	$22,873	$28,865

	CAF	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM

1.40%	$3,154	$478	$4,084	$13,139	$2,765	$10,587	$29,091	$35,030
1.80%	-	-	-	-	-	-	115	-

	$3,154	$478	$4,084	$13,139	$2,765	$10,587	$29,206	$35,030

	NVMLG1	NVMMG1	NVMMV2	SCGF	SCVF	SCF	NVOLG1	EIF

1.40%	$514	$5,849	$97	$7,063	$8,258	$14,759	$109,355	$3,727
1.80%	-	-	-	-	-	-	191	-

	$514	$5,849	$97	$7,063	$8,258	$14,759	$109,546	$3,727

	NVRE1	ACVIG	ACVI	ACVU1	DVSCS	DCAP	FQB	FEIS

1.40%	$596	$6,324	$17,187	$628	$2,375	$11,026	$10,169	$32,156
1.80%	-	-	-	-	-	80	40	129

	$596	$6,324	$17,187	$628	$2,375	$11,106	$10,209	$32,285

	FGS	FHIS	FOS	FVSS	LPVCII	SBVI	SBVHY	AMGP

1.40%	$74,846	$6,186	$9,913	$7,626	$10,649	$59,735	$6,178	$983
1.80%	124	-	-	-	-	73	-	-

	$74,970	$6,186	$9,913	$7,626	$10,649	$59,808	$6,178	$983

	AMCG	AMTP	AMSRS	OVGI	OVAG	VWHAS	VWEM	VWHA

1.40%	$16,494	$7,721	$662	$34,877	$22,917	$579	$8,180	$1,651
1.80%	-	-	-	63	-	-	-	-

	$16,494	$7,721	$662	$34,940	$22,917	$579	$8,180	$1,651

	FOSR	ACVI3

1.40%	$808	$1,596
1.80%	-	-

	$808	$1,596

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $41,603 and $107,629, respectively, and total transfers from the Account to the fixed account were $172,577 and $1,258,322 , respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $9,830 and $30,721 to the account in the form of additional premium to contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$46,222,149	$-	$-	$46,222,149

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS December 31, 2015

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 were as follows:

	Purchases of Investments	Sales of Investments
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	$88,783	$125,307
Mid Cap Value Portfolio: Class 1 (JPMMV1)	11,550	32,962
Forty Portfolio: Service Shares (JACAS)	140,774	35,739
Global Technology Portfolio: Service Shares (JAGTS)	77,281	33,243
Overseas Portfolio: Service Shares (JAIGS)	28,435	55,050
Emerging Markets Debt Portfolio - Class I (MSEM)	680	191
U.S. Real Estate Portfolio - Class I (MSVRE)	8,500	15,092
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	149,867	110,325
Federated NVIT High Income Bond Fund - Class I (HIBF)	14,348	20,231
NVIT Emerging Markets Fund - Class I (GEM)	834	27,382
NVIT International Equity Fund - Class I (GIG)	11,424	16,392
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	4,039	21,047
NVIT Core Bond Fund - Class I (NVCBD1)	4,074	81,133
NVIT Nationwide Fund - Class I (TRF)	19,621	179,546
NVIT Government Bond Fund - Class I (GBF)	286,347	1,016,187
American Century NVIT Growth Fund - Class I (CAF)	28,023	49,904
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	5,453	3,360
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	15,816	15,864
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	52,801	66,952
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	6,098	65,230
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	96,239	33,691
NVIT Mid Cap Index Fund - Class I (MCIF)	157,306	363,382
NVIT Money Market Fund - Class I (SAM)	1,050,535	1,371,600
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	0	1
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	3,145	3,230
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	54,345	90,710
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	732	2,721
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	63,911	97,116
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	61,298	122,046
NVIT Multi-Manager Small Company Fund - Class I (SCF)	104,297	209,100
NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,230,455	1,241,862
Invesco NVIT Comstock Value Fund - Class I (EIF)	4,049	39,251
NVIT Real Estate Fund - Class I (NVRE1)	7,448	1,140
VP Income & Growth Fund - Class I (ACVIG)	48,586	111,292
VP International Fund - Class I (ACVI)	200,891	247,113
VP Ultra(R) Fund - Class I (ACVU1)	165,786	156,077
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	13,539	42,358
Appreciation Portfolio - Initial Shares (DCAP)	51,369	102,328
Quality Bond Fund II - Primary Shares (FQB)	30,261	61,915
VIP Equity-Income Portfolio - Service Class (FEIS)	293,773	480,215
VIP Growth Portfolio - Service Class (FGS)	201,599	995,607
VIP High Income Portfolio - Service Class (FHIS)	31,489	97,332
VIP Overseas Portfolio - Service Class (FOS)	189,217	68,420
VIP Value Strategies Portfolio - Service Class (FVSS)	6,083	7,851
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)	51,083	106,590
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	260,469	667,655
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)	27,597	28,312
Guardian Portfolio - I Class Shares (AMGP)	18,204	5,466
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	106,428	203,576
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	37,565	200,121
Socially Responsive Portfolio - I Class Shares (AMSRS)	4,519	3,388
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	394,519	280,617
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	144,806	220,745
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	34,166	79,770
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	37,974	15,243
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	36	3,398
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)	516	187,445
VP International Fund - Class III (obsolete) (ACVI3)	3,792	201,711

Total	$6,142,775	$10,121,529

(5) Financial Highlights

The Company offers two variable annuity products through the Account, one of which provides an optional feature and associated fee that is assessed to the contract owner. The election of this feature results in an increase to the contract expense rate. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based up on whether the option was elected and utilized as of the balance sheet date. The unit fair values and total returns associated with these two contract expense rates are also disclosed as a range below. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2015			1.40%	43,012			$12.84	$552,281	1.07%			-4.55%
2014			1.40%	51,642			13.45	694,697	1.08%			11.86%
2013			1.40%	58,088			12.03	698,519	1.32%			32.46%
2012			1.40%	84,008			9.08	762,632	0.83%			10.40%
2011			1.40%	96,943			8.22	797,127	0.93%			-0.51%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2015			1.40%	5,185			24.26	125,791	0.95%			-4.02%
2014			1.40%	6,378			25.28	161,185	0.77%			13.50%
2013			1.40%	6,815			22.27	151,774	0.98%			30.45%
2012			1.40%	6,253			17.07	106,768	1.18%			18.69%
2011			1.40%	9,265			14.38	133,282	1.28%			0.73%
Forty Portfolio: Service Shares (JACAS)
2015	1.40%	to	1.80%	41,285	16.68	to	20.44	690,923	1.24%	10.37%	to	9.92%
2014	1.40%	to	1.80%	42,893	15.12	to	18.59	650,459	0.03%	6.95%	to	6.52%
2013	1.40%	to	1.80%	47,819	14.13	to	17.46	678,482	0.58%	29.05%	to	28.53%
2012	1.40%	to	1.80%	68,467	10.95	to	13.58	751,976	0.53%	22.12%	to	21.62%
2011	1.40%	to	1.80%	92,492	8.97	to	11.17	831,307	0.25%	-8.24%	to	-8.61%
Global Technology Portfolio: Service Shares (JAGTS)
2015			1.40%	40,734			7.93	323,034	0.77%			3.18%
2014			1.40%	39,700			7.69	305,129	0.00%			7.82%
2013			1.40%	42,524			7.13	303,138	0.00%			33.50%
2012			1.40%	57,027			5.34	304,521	0.00%			17.48%
2011			1.40%	70,575			4.55	320,800	0.00%			-9.93%
Overseas Portfolio: Service Shares (JAIGS)
2015			1.40%	39,178			10.93	428,149	0.51%			-10.08%
2014			1.40%	42,211			12.15	513,040	5.84%			-13.33%
2013			1.40%	52,926			14.02	742,211	3.17%			12.68%
2012			1.40%	68,524			12.45	852,787	0.70%			11.59%
2011			1.40%	65,223			11.15	727,406	0.38%			-33.28%
Emerging Markets Debt Portfolio - Class I (MSEM)
2015			1.40%	388			32.15	12,475	5.29%			-2.50%
2014			1.40%	388			32.98	12,796	5.46%			1.49%
2013			1.40%	389			32.50	12,640	3.99%			-10.03%
2012			1.40%	389			36.12	14,049	2.85%			16.31%
2011			1.40%	390			31.05	12,111	4.60%			5.54%
U.S. Real Estate Portfolio - Class I (MSVRE)
2015			1.40%	13,537			47.23	639,341	1.35%			0.74%
2014			1.40%	13,666			46.88	640,690	1.44%			27.91%
2013			1.40%	14,064			36.65	515,492	1.10%			0.62%
2012			1.40%	18,802			36.43	684,874	0.86%			14.21%
2011			1.40%	23,891			31.89	761,996	0.83%			4.44%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2015	1.40%	to	1.80%	43,525	21.39	to	20.82	930,896	2.39%	-5.62%	to	-6.00%
2014	1.40%	to	1.80%	47,904	22.66	to	22.15	1,085,487	1.91%	11.54%	to	11.08%
2013	1.40%	to	1.80%	55,754	20.32	to	19.94	1,132,707	1.86%	30.05%	to	29.53%
2012	1.40%	to	1.80%	60,374	15.62	to	15.39	943,171	0.95%	13.05%	to	12.59%
2011	1.40%	to	1.80%	75,509	13.82	to	13.67	1,043,414	1.52%	-0.76%	to	-1.16%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015			1.40%	11,021			19.21	211,668	5.19%			-3.97%
2014			1.40%	11,870			20.00	237,400	5.21%			1.11%
2013			1.40%	13,336			19.78	263,779	6.21%			5.57%
2012			1.40%	17,105			18.74	320,468	8.20%			12.95%
2011			1.40%	18,203			16.59	301,941	8.33%			2.37%
NVIT Emerging Markets Fund - Class I (GEM)
2015			1.40%	4,573			17.35	79,341	0.72%			-17.17%
2014			1.40%	5,875			20.95	123,063	0.85%			-6.83%
NVIT International Equity Fund - Class I (GIG)
2015			1.40%	19,628			12.95	254,242	0.50%			-4.41%
2014			1.40%	20,536			13.55	278,275	3.52%			-1.84%
2013			1.40%	14,202			13.81	196,067	0.53%			16.18%
2012			1.40%	14,815			11.88	176,040	0.82%			13.99%
2011			1.40%	16,793			10.42	175,060	1.87%			-11.03%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2015			1.40%	1,876			22.19	41,624	0.65%			-2.46%
2014			1.40%	2,742			22.75	62,375	1.76%			5.11%
2013			1.40%	847			21.64	18,332	1.85%			41.81%
2012			1.40%	213			15.26	3,251	1.26%			15.30%
2011			1.40%	458			13.24	6,062	0.47%			-12.85%
NVIT Core Bond Fund - Class I (NVCBD1)
2015			1.40%	314			12.09	3,795	0.25%			-2.11%
2014			1.40%	6,555			12.35	80,941	23.45%			3.58%
2013			1.40%	236			11.92	2,813	0.64%			-3.28%
2012			1.40%	1,788			12.33	22,038	2.99%			6.24%
2011			1.40%	1,865			11.60	21,637	2.95%			5.11%
NVIT Nationwide Fund - Class I (TRF)
2015	1.40%	to	1.80%	94,716	16.20	to	15.63	1,534,254	1.20%	-0.48%	to	-0.88%
2014	1.40%	to	1.80%	104,160	16.28	to	15.77	1,695,390	1.14%	10.58%	to	10.13%
2013	1.40%	to	1.80%	113,917	14.72	to	14.32	1,676,864	1.28%	29.27%	to	28.74%
2012	1.40%	to	1.80%	133,593	11.39	to	11.12	1,521,315	1.34%	12.61%	to	12.15%
2011	1.40%	to	1.80%	170,388	10.11	to	9.91	1,723,072	1.13%	-0.88%	to	-1.28%

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Government Bond Fund - Class I (GBF)
2015	1.40%	to	1.80%	97,226	$16.42	to	$13.83	$1,596,393	1.43%	-1.51%	to	-1.91%
2014	1.40%	to	1.80%	141,230	16.67	to	14.10	2,354,565	2.02%	3.11%	to	2.69%
2013	1.40%	to	1.80%	146,589	16.17	to	13.73	2,369,914	1.91%	-5.40%	to	-5.78%
2012	1.40%	to	1.80%	169,600	17.10	to	14.57	2,898,511	2.06%	1.61%	to	1.20%
2011	1.40%	to	1.80%	211,415	16.82	to	14.40	3,556,067	2.93%	5.76%	to	5.33%
American Century NVIT Growth Fund - Class I (CAF)
2015			1.40%	18,465			10.17	187,820	0.31%			3.20%
2014			1.40%	23,067			9.86	227,348	0.36%			9.77%
2013			1.40%	23,362			8.98	209,760	0.65%			27.92%
2012			1.40%	26,953			7.02	189,183	0.53%			12.42%
2011			1.40%	31,767			6.24	198,329	0.53%			-2.08%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015			1.40%	1,830			18.66	34,126	1.47%			-2.38%
2014			1.40%	1,732			19.11	33,105	1.63%			3.52%
2013			1.40%	1,837			18.46	33,901	1.60%			25.47%
2012			1.40%	1,768			14.72	26,034	1.44%			14.28%
2011			1.40%	2,324			12.88	29,929	1.83%			-5.27%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015			1.40%	20,402			13.83	282,195	1.71%			-1.14%
2014			1.40%	21,161			13.99	296,065	1.83%			2.44%
2013			1.40%	21,398			13.66	292,262	1.76%			3.36%
2012			1.40%	21,629			13.21	285,802	1.44%			3.70%
2011			1.40%	36,840			12.74	469,431	1.83%			1.49%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015			1.40%	53,309			16.82	896,802	1.60%			-1.73%
2014			1.40%	56,420			17.12	965,865	1.67%			3.71%
2013			1.40%	62,184			16.51	1,026,472	1.06%			14.99%
2012			1.40%	112,591			14.35	1,616,194	1.98%			9.26%
2011			1.40%	81,793			13.14	1,074,636	1.90%			-1.44%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015			1.40%	9,058			18.04	163,362	1.28%			-2.12%
2014			1.40%	12,504			18.43	230,376	1.13%			3.49%
2013			1.40%	33,740			17.80	600,730	1.33%			20.66%
2012			1.40%	61,749			14.76	911,139	1.35%			12.16%
2011			1.40%	84,731			13.16	1,114,664	2.03%			-3.49%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015			1.40%	47,405			15.60	739,415	1.69%			-1.43%
2014			1.40%	46,001			15.82	727,942	1.77%			3.27%
2013			1.40%	48,589			15.32	744,527	1.66%			8.95%
2012			1.40%	55,906			14.06	786,286	1.71%			6.52%
2011			1.40%	57,312			13.20	756,695	2.12%			0.64%
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	1.40%	to	1.80%	54,190	33.05	to	23.62	1,788,882	1.04%	-3.90%	to	-4.29%
2014	1.40%	to	1.80%	63,773	34.39	to	24.68	2,190,892	1.03%	7.89%	to	7.45%
2013	1.40%	to	1.80%	69,962	31.88	to	22.97	2,227,221	1.08%	31.19%	to	30.65%
2012	1.40%	to	1.80%	82,810	24.30	to	17.58	2,009,854	1.00%	15.82%	to	15.35%
2011	1.40%	to	1.80%	104,621	20.98	to	15.24	2,192,782	0.76%	-3.91%	to	-4.30%
NVIT Money Market Fund - Class I (SAM)
2015			1.40%	213,436			10.43	2,225,790	0.00%			-1.40%
2014			1.40%	240,806			10.58	2,546,871	0.00%			-1.40%
2013			1.40%	270,923			10.73	2,906,095	0.00%			-1.40%
2012			1.40%	275,121			10.88	2,993,017	0.00%			-1.40%
2011			1.40%	330,014			11.03	3,641,308	0.00%			-1.40%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015			1.40%	1,527			23.2	35,450	0.46%			1.99%
2014			1.40%	1,642			22.75	37,354	0.50%			8.89%
2013			1.40%	1,665			20.89	34,785	0.78%			32.86%
2012			1.40%	1,689			15.73	26,560	0.53%			14.72%
2011			1.40%	1,728			13.71	23,686	0.01%			-4.26%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015			1.40%	15,547			22.75	353,717	0.00%			-1.58%
2014			1.40%	18,977			23.12	438,697	0.00%			2.58%
2013			1.40%	21,415			22.54	482,613	0.00%			37.00%
2012			1.40%	25,278			16.45	415,816	0.00%			13.29%
2011			1.40%	29,693			14.52	431,122	0.00%			-5.57%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015			1.40%	226			24.79	5,602	1.00%			-4.25%
2014			1.40%	327			25.88	8,438	1.44%			15.38%
2013			1.40%	285			22.43	6,394	1.26%			33.78%
2012			1.40%	91			16.77	1,526	1.17%			14.71%
2011			1.40%	91			14.62	1,330	0.83%			-3.69%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015			1.40%	25,540			17.65	450,906	0.00%			-0.65%
2014			1.40%	30,320			17.77	538,819	0.00%			1.37%
2013			1.40%	32,337			17.53	566,867	0.00%			42.27%
2012			1.40%	33,845			12.32	417,022	0.00%			11.85%
2011			1.40%	39,690			11.02	437,245	0.00%			-2.04%

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015			1.40%	15,574			33.40	$520,254	0.66%			-7.34%
2014			1.40%	18,736			36.05	675,369	0.52%			5.52%
2013			1.40%	19,366			34.16	661,572	0.80%			38.44%
2012			1.40%	22,192			24.68	547,628	0.84%			18.76%
2011			1.40%	26,838			20.78	557,701	0.44%			-6.40%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015			1.40%	31,142			30.33	944,535	0.36%			-3.01%
2014			1.40%	37,190			31.27	1,163,005	0.17%			-0.60%
2013			1.40%	41,432			31.46	1,303,433	0.13%			38.94%
2012			1.40%	48,271			22.64	1,093,041	0.15%			13.88%
2011			1.40%	56,947			19.88	1,132,268	0.52%			-6.88%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	1.40%	to	1.80%	309,192	23.46	to	22.83	7,253,211	0.62%	3.62%	to	3.20%
2014	1.40%	to	1.80%	356,626	22.64	to	22.12	8,073,622	0.72%	7.28%	to	6.84%
2013	1.40%	to	1.80%	388,648	21.10	to	20.71	8,201,806	0.77%	34.79%	to	34.24%
2012	1.40%	to	1.80%	454,585	15.66	to	15.43	7,117,263	0.68%	17.02%	to	16.54%
2011	1.40%	to	1.80%	546,210	13.38	to	13.24	7,308,019	0.66%	-3.60%	to	-3.99%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2015			1.40%	16,226			14.68	238,237	1.53%			-7.61%
2014			1.40%	18,447			15.89	293,159	1.75%			7.64%
2013			1.40%	19,051			14.76	281,269	0.00%			33.74%
2012			1.40%	19,745			11.04	217,979	1.11%			16.80%
2011			1.40%	28,961			9.45	273,705	1.31%			-3.69%
NVIT Real Estate Fund - Class I (NVRE1)
2015			1.40%	1,491			27.23	40,572	2.72%			-6.68%
2014			1.40%	1,511			29.18	44,091	3.51%			27.08%
2013			1.40%	1,142			22.96	26,199	1.54%			1.60%
2012			1.40%	1,092			22.60	24,678	1.06%			14.16%
2011			1.40%	1,211			19.80	23,973	0.87%			5.01%
VP Income & Growth Fund - Class I (ACVIG)
2015			1.40%	24,165			16.09	388,879	2.05%			-6.94%
2014			1.40%	30,433			17.29	526,283	2.01%			10.93%
2013			1.40%	39,065			15.59	609,003	2.19%			33.92%
2012			1.40%	45,543			11.64	530,147	2.06%			13.13%
2011			1.40%	55,795			10.29	574,096	1.52%			1.67%
VP International Fund - Class I (ACVI)
2015			1.40%	86,382			13.61	1,175,812	0.37%			-0.65%
2014			1.40%	89,250			13.70	1,222,843	1.70%			-6.83%
2013			1.40%	97,887			14.71	1,439,495	1.74%			20.70%
2012			1.40%	118,705			12.18	1,446,290	0.85%			19.46%
2011			1.40%	126,979			10.20	1,295,048	1.40%			-13.27%
VP Ultra(R) Fund - Class I (ACVU1)
2015			1.40%	1,721			18.47	31,787	0.26%			4.78%
2014			1.40%	1,647			17.63	29,031	0.34%			8.46%
2013			1.40%	2,104			16.25	34,195	0.52%			35.16%
2012			1.40%	2,006			12.03	24,110	0.00%			12.33%
2011			1.40%	3,097			10.71	33,166	0.00%			-0.35%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015			1.40%	6,208			23.68	147,023	0.81%			-3.70%
2014			1.40%	7,802			24.59	191,836	0.59%			3.65%
2013			1.40%	8,500			23.72	201,639	1.09%			38.75%
2012			1.40%	8,815			17.10	150,716	0.41%			14.12%
2011			1.40%	7,005			14.98	104,953	0.69%			-0.84%
Appreciation Portfolio - Initial Shares (DCAP)
2015	1.40%	to	1.80%	42,749	16.70	to	15.04	713,506	1.69%	-3.83%	to	-4.22%
2014	1.40%	to	1.80%	48,092	17.37	to	15.70	834,745	1.84%	6.58%	to	6.15%
2013	1.40%	to	1.80%	51,292	16.30	to	14.80	835,388	1.93%	19.41%	to	18.92%
2012	1.40%	to	1.80%	61,042	13.65	to	12.44	832,664	3.73%	8.88%	to	8.44%
2011	1.40%	to	1.80%	78,713	12.53	to	11.47	986,260	1.69%	7.49%	to	7.05%
Quality Bond Fund II - Primary Shares (FQB)
2015	1.40%	to	1.80%	38,954	17.78	to	15.08	692,311	3.77%	-1.64%	to	-2.04%
2014	1.40%	to	1.80%	41,641	18.08	to	15.40	752,399	3.65%	2.34%	to	1.92%
2013	1.40%	to	1.80%	45,617	17.67	to	15.10	805,026	4.14%	-0.38%	to	-0.78%
2012	1.40%	to	1.80%	63,402	17.73	to	15.22	1,123,446	3.72%	8.18%	to	7.74%
2011	1.40%	to	1.80%	67,358	16.39	to	14.13	1,103,286	5.17%	0.84%	to	0.44%
VIP Equity-Income Portfolio - Service Class (FEIS)
2015	1.40%	to	1.80%	110,512	17.81	to	15.20	1,966,831	2.95%	-5.43%	to	-5.82%
2014	1.40%	to	1.80%	134,468	18.83	to	16.14	2,530,863	2.69%	7.13%	to	6.69%
2013	1.40%	to	1.80%	146,331	17.58	to	15.13	2,570,600	2.40%	26.22%	to	25.71%
2012	1.40%	to	1.80%	163,209	13.93	to	12.03	2,271,651	2.89%	15.54%	to	15.07%
2011	1.40%	to	1.80%	194,336	12.05	to	10.46	2,341,213	2.25%	-0.55%	to	-0.95%
VIP Growth Portfolio - Service Class (FGS)
2015	1.40%	to	1.80%	321,808	15.29	to	14.35	4,920,262	0.16%	5.55%	to	5.13%
2014	1.40%	to	1.80%	380,811	14.49	to	13.65	5,516,120	0.09%	9.63%	to	9.19%
2013	1.40%	to	1.80%	415,841	13.21	to	12.50	5,494,248	0.19%	34.30%	to	33.75%
2012	1.40%	to	1.80%	474,132	9.84	to	9.35	4,664,620	0.47%	12.94%	to	12.48%
2011	1.40%	to	1.80%	561,651	8.71	to	8.31	4,892,714	0.25%	-1.26%	to	-1.66%

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP High Income Portfolio - Service Class (FHIS)
2015			1.40%	26,432			$14.25	$376,618	6.03%			-5.10%
2014			1.40%	32,072			15.01	481,537	4.95%			-0.34%
2013			1.40%	37,170			15.07	559,986	5.01%			4.39%
2012			1.40%	52,014			14.43	750,638	5.50%			12.59%
2011			1.40%	58,070			12.82	744,317	5.65%			2.47%
VIP Overseas Portfolio - Service Class (FOS)
2015			1.40%	52,575			13.29	698,579	1.34%			2.04%
2014			1.40%	44,219			13.02	575,784	1.23%			-9.45%
2013			1.40%	47,357			14.38	680,975	1.29%			28.55%
2012			1.40%	51,246			11.19	573,228	1.72%			18.85%
2011			1.40%	65,388			9.41	615,403	1.24%			-18.39%
VIP Value Strategies Portfolio - Service Class (FVSS)
2015			1.40%	23,942			21.29	509,787	1.05%			-4.41%
2014			1.40%	23,952			22.28	533,540	0.92%			5.20%
2013			1.40%	25,074			21.17	530,932	0.86%			28.62%
2012			1.40%	24,958			16.46	410,882	0.53%			25.32%
2011			1.40%	24,396			13.14	320,489	0.84%			-10.12%
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)
2015			1.40%	51,900			13.54	702,638	1.78%			-5.64%
2014			1.40%	56,097			14.35	804,867	2.14%			12.02%
2013			1.40%	63,360			12.81	811,518	1.60%			24.18%
2012			1.40%	77,379			10.31	798,096	2.87%			12.60%
2011			1.40%	90,692			9.16	830,724	3.11%			6.39%
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2015	1.40%	to	1.80%	183,787	21.05	to	16.04	3,868,208	1.41%	-4.23%	to	-4.62%
2014	1.40%	to	1.80%	209,707	21.98	to	16.82	4,608,794	4.61%	10.14%	to	9.70%
2013			1.40%	77,944			19.96	1,555,657	1.66%			30.52%
2012			1.40%	86,272			15.29	1,319,269	2.20%			14.87%
2011			1.40%	100,741			13.31	1,341,120	2.11%			3.49%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2015			1.40%	18,610			21.69	403,618	6.08%			-7.16%
2014			1.40%	19,527			23.36	456,157	6.56%			-2.54%
2013			1.40%	23,071			23.97	552,970	5.54%			4.78%
2012			1.40%	27,266			22.87	623,667	7.14%			16.67%
2011			1.40%	31,081			19.61	609,386	7.77%			0.29%
Guardian Portfolio - I Class Shares (AMGP)
2015			1.40%	3,213			20.84	66,965	0.73%			-6.30%
2014			1.40%	3,420			22.24	76,071	0.46%			7.50%
2013			1.40%	3,428			20.69	70,908	0.76%			36.87%
2012			1.40%	4,224			15.12	63,854	0.26%			11.14%
2011			1.40%	5,761			13.60	78,356	0.46%			-4.30%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2015			1.40%	47,485			21.81	1,035,649	0.00%			-0.14%
2014			1.40%	54,994			21.84	1,201,138	0.00%			6.08%
2013			1.40%	59,491			20.59	1,224,921	0.00%			30.76%
2012			1.40%	68,016			15.75	1,071,053	0.00%			10.84%
2011			1.40%	72,312			14.21	1,027,388	0.00%			-0.93%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2015			1.40%	23,642			16.97	401,218	0.62%			-13.04%
2014			1.40%	33,778			19.52	659,189	0.69%			8.31%
2013			1.40%	42,872			18.02	772,438	1.25%			29.30%
2012			1.40%	24,283			13.93	338,368	0.42%			14.96%
2011			1.40%	25,407			12.12	307,964	0.00%			-12.60%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2015			1.40%	2,197			20.08	44,110	0.58%			-1.86%
2014			1.40%	2,332			20.46	47,706	0.38%			8.84%
2013			1.40%	2,462			18.80	46,276	2.14%			35.68%
2012			1.40%	250			13.85	3,463	0.23%			9.42%
2011			1.40%	262			12.66	3,317	0.34%			-4.43%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2015	1.40%	to	1.80%	142,119	16.85	to	16.41	2,394,507	0.92%	1.88%	to	1.47%
2014	1.40%	to	1.80%	156,785	16.54	to	16.17	2,592,853	0.82%	9.15%	to	8.71%
2013	1.40%	to	1.80%	177,762	15.15	to	14.88	2,693,176	1.10%	29.93%	to	29.40%
2012	1.40%	to	1.80%	204,255	11.66	to	11.50	2,381,774	0.94%	15.23%	to	14.76%
2011	1.40%	to	1.80%	251,547	10.12	to	10.02	2,545,529	0.90%	-1.41%	to	-1.81%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2015			1.40%	102,551			14.68	1,504,941	0.00%			5.11%
2014			1.40%	115,796			13.96	1,616,658	0.00%			4.30%
2013			1.40%	129,242			13.39	1,729,928	0.01%			34.08%
2012			1.40%	143,369			9.98	1,431,247	0.00%			14.81%
2011			1.40%	170,415			8.69	1,481,761	0.00%			-0.32%
VIP Trust - Global Hard Assets Fund-Service Class (VWHAS)
2015			1.40%	425			5.45	2,317	0.04%			-34.56%
2014			1.40%	7,129			8.33	59,393	0.00%			-20.48%
2013			1.40%	425			10.48	4,453	0.00%			8.75%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2015			1.40%	16,905			29.92	505,825	0.54%			-15.20%
2014			1.40%	16,984			35.28	599,259	0.50%			-1.81%
2013			1.40%	18,115			35.93	650,942	1.53%			10.45%
2012			1.40%	19,597			32.53	637,558	0.00%			27.99%
2011			1.40%	14,576			25.42	370,512	1.07%			-26.78%

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	1.40%			3,826	$22.21			$84,959	0.03%	-34.38%
2014	1.40%			3,877	33.84			131,164	0.12%	-20.24%
2013	1.40%			6,253	42.43			265,289	0.72%	8.99%
2012	1.40%			7,387	38.93			287,559	0.89%	1.94%
2011	1.40%			1,064	38.19			40,633	1.20%	-17.62%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	1.40%			4,721	13.56			64,033	0.00%	-10.08%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	1.40%			18,501	19.54			361,559	0.30%	-33.28%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	1.40%			7,915	24.83			196,549	1.03%	-0.66%
2012	1.40%			10,067	25.00			251,647	0.40%	15.59%
2011	1.40%			15,903	21.63			343,889	0.72%	-23.48%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	1.40%			9,734	22.04			214,572	0.50%	16.16%
2012	1.40%			9,803	18.98			186,023	1.37%	13.96%
2011	1.40%			5,439	16.65			90,571	1.44%	-11.03%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	1.40%			10,233	16.7			170,907	1.54%	-9.46%
2013	1.40%			8,495	18.45			156,709	1.39%	28.48%
2012	1.40%			8,466	14.36			121,556	1.60%	18.98%
2011	1.40%			12,413	12.07			149,800	1.22%	-18.46%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	1.40%			6,919	20.49			141,762	1.11%	-26.79%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	1.40%			10,440	28.46			297,131	1.17%	-17.57%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	1.40%			247	18.46			4,559	1.28%	19.64%
2012	1.40%			247	15.43			3,810	0.62%	14.15%
2011	1.40%			247	13.51			3,338	1.08%	-10.63%
VP International Fund - Class III (obsolete) (ACVI3)
2014	1.40%			11,004	16.74			184,144	1.67%	-6.83%
2013	1.40%			11,575	17.96			207,917	1.70%	20.70%
2012	1.40%			12,061	14.88			179,495	0.97%	19.46%
2011	1.40%			17,729	12.46			220,864	1.31%	-13.27%
ClearBridge Variable All Cap Value Portfolio Class I (obsolete) (SBTRP)
2013	1.40%	to	1.80%	262,535	11.91	to	11.59	3,126,869	1.36%	30.32%	to	29.79%
2012	1.40%	to	1.80%	297,942	9.14	to	8.93	2,723,079	1.60%	13.37%	to	12.90%
2011	1.40%	to	1.80%	354,459	8.06	to	7.91	2,857,710	1.26%	-7.51%	to	-7.88%

2015	Contract owners equity:							$46,221,433
2014	Contract owners equity:							$53,789,791
2013	Contract owners equity:							$56,415,776
2012	Contract owners equity:							$53,241,333
2011	Contract owners equity:							$56,256,397
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.